UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Financial Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom           April 12, 2012
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Explanatory Note:

This amendment and restatement is being filed to make the following corrections:
(i) the stock previously listed as Biglari Holdings should have been listed as Baker Hughes and the holding of this stock should have been 106,000 shares, and
(ii) to update the prices for all holdings.

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------
Form 13F Information Table Entry Total: 25
                                        -----------
Form 13F Information Table Value Total: $477,374.94
                                        -----------
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE


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                                  TITLE OF                 VALUE      SHARES OR   SH/   PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                 CLASS      CUSIP       (x1000)      PRN AMT    PRN   CALL  DSCRTN   MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLISON TRANSMISSION HLDNGS I      COM       01973R 10 1    4,836.18    202,520                Sole                Sole
APPLE INC                          COM       037833 10 0   13,184.11     21,990                Sole                Sole
BAKER HUGHES INC                   COM       057224 10 7    4,445.64    106,000                Sole                Sole
BERKSHIRE HATHAWAY INC-CL A        CL A      084670 10 8   20,479.20        168                Sole                Sole
BERKSHIRE HATHAWAY INC-CL B        CL B NEW  084670 70 2   55,791.68    687,513                Sole                Sole
CITIGROUP INC                      COM NEW   172967 42 4   10,489.85    287,000                Sole                Sole
COCA COLA CO                       COM       191216 10 0   19,492.16    263,372                Sole                Sole
CSX CORP                           COM       126408 10 3   21,361.63    992,641                Sole                Sole
EXXON MOBIL CORP                   COM       30231G 10 2   28,745.44    331,436                Sole                Sole
FAMILY DLR STORES INC              COM       307000 10 9    9,011.07    142,400                Sole                Sole
GENERAL MTRS CO                    COM       37045V 10 0    4,386.15    171,000                Sole                Sole
GOODRICH CORP                      COM       382388 10 6   18,646.78    148,651                Sole                Sole
GOOGLE INC                         CL A      38259P 50 8   18,018.84     28,100                Sole                Sole
JPMORGAN CHASE & CO                COM       46625H 10 0   17,782.03    386,734                Sole                Sole
ORACLE CORP                        COM       68389X 10 5   39,824.05  1,365,708                Sole                Sole
PENNEY J C INC                     COM       708160 10 6    6,660.84    188,000                Sole                Sole
REPUBLIC SVCS INC                  COM       760759 10 0   22,395.68    732,843                Sole                Sole
SALLY BEAUTY HLDGS INC             COM       79546E 10 4   11,408.05    460,002                Sole                Sole
SENSATA TECHNOLOGIES HLDG BV       SHS       N7902X 10 6   13,459.80    402,025                Sole                Sole
SPDR S&P 500 ETF TR                TR UNIT   78462F 10 3      150.67      1,070                Sole                Sole
TARGET CORP                        COM       87612E 10 6   33,805.17    580,147                Sole                Sole
TIME WARNER CABLE INC              COM       88732J 20 7   26,749.36    328,213                Sole                Sole
UNITED TECHNOLOGIES CORP           COM       913017 10 9   37,864.85    456,533                Sole                Sole
WELLS FARGO & CO NEW               COM       949746 10 1   11,214.38    328,482                Sole                Sole
WILLIAMS COS INC DEL               COM       969457 10 0   27,171.34    881,900                Sole                Sole